INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The reconciliation of the income tax expense is as follows:

	2012 $	2011 $	2010 $

Net Income (loss) for the year	(79,646)	192,626	189,168
Statutory Cayman Islands corporate tax rate	0%	0%	0%
Anticipated tax recovery	—	—	—

Change in tax rates resulting from:
Non-deductible items	15,250	—	—
Change in estimates	(7,259)	-	-
Change enacted of tax rate	-	6,818	15,032
Functional currency adjustments	(2,022)	-	-
Foreign tax rate differential	(84,074)	8,477	1,678
Others	-	(11,461)	1,715
Deferred tax assets not previously recognized	-	-	(63,623)
Change in valuation allowance	127,389	50,752	(62,237)
Income tax expense (recovery)	(49,284)	54,586	(107,435)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred tax assets (liabilities) at December 31, 2012 and 2011 are comprised of the following:

	2012 $	2011 $

Non-capital loss carryforwards	357,624	278,658
Capital losses	744
Equipment and furniture	1,219	472
Others	(5,539)	—
	354,048	279,130
Valuation allowance	(350,191)	(222,803)
Net deferred income tax assets	3,857	56,327

Schedule Of Non Operating Loss Carryforward [Table Text Block]

The Company has non operating loss carryforwards of approximately $288,000 (2011: $223,000) which may be carried forward to apply against future year income tax for Canadian income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

$
2028	158,000
2029	67,000
2030	63,000
288,000